SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Period end exchange rate [Member] | CNY [Member]
Foreign Currency Exchange Rate, Translation	0.1634	0.1624	0.1630
Period end exchange rate [Member] | HKD [Member]
Foreign Currency Exchange Rate, Translation	0.129	0.1288	0.1290
Average exchange rate [Member] | CNY [Member]
Foreign Currency Exchange Rate, Translation	0.1628	0.1627	0.1605
Average exchange rate [Member] | HKD [Member]
Foreign Currency Exchange Rate, Translation	0.1289	0.129	0.1289